Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111


May 4, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company
         Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File No. 333-52956; 811-07549

Dear Commissioners:

In lieu of filing the form of Prospectus for the Variable Annuity - 1 Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

(1)           The form of prospectus that would have been filed under paragraph
              (c) of Rule 497 does not differ from that contained in post-effective amendment no. 16 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement.

(2) The text of post-effective amendment no. 16 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 29, 2005 [ACCESSION NUMBER:
              0001007286-05-000019].

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3980.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
(Registrant)

By:

/s/ Joel L. Terwilliger

Associate Counsel
Great-West Life & Annuity Insurance Company